DESCRIPTION OF PLAN - Plan Termination, Notes Receivable from Participants (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2025 USD ($)
DESCRIPTION OF PLAN
Vesting percentage	100.00%
Note receivable, minimum borrowing amount	$ 1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing percentage	50.00%
Minimum
DESCRIPTION OF PLAN
General purpose loan, maximum repayment term	1 year
Maximum
DESCRIPTION OF PLAN
General purpose loan, maximum repayment term	5 years
Primary residence loan, maximum repayment term	10 years